Form N-1A Cover	May 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BAIRD FUNDS INC
Entity Central Index Key	0001282693
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	May 01, 2026